Annual Operating Expenses - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund - Fidelity SAI International Momentum Index Fund
Dec. 30, 2023
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.18%